Note 12 - Accrued Interest Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Other Liabilities [Table Text Block]
	2020	2019
(Dollar amounts in thousands)
Accrued interest payable	$580	$917
Accrued directors' benefits	1,587	1,470
Accrued salary and benefits expense	1,410	1,451
Operating lease liabilities	746	906
Other	1,608	1,288

Total	$5,931	$6,032